PRINCIPAL ACTIVITIES AND ORGANIZATION - Principal Activities, Operation and organization (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 shares
PRINCIPAL ACTIVITIES AND ORGANIZATION
Proceeds from IPO	¥ 1,600,300	$ 247.2		¥ 1,621,154
Class B Ordinary shares
PRINCIPAL ACTIVITIES AND ORGANIZATION
Shares issued	63,000,000	63,000,000
Price per share | $ / shares		$ 13.00
Ordinary shares
PRINCIPAL ACTIVITIES AND ORGANIZATION
Shares issued	21,000,000	21,000,000
Ordinary shares | Class B Ordinary shares
PRINCIPAL ACTIVITIES AND ORGANIZATION
Shares issued			754,520	55,903,960	6,070,232